The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Airlines - 2.1%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	1,926,523	$1,281,687

Airports - 9.9%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	132,058	1,627,330
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	93,600	1,951,098
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B	86,274	2,609,744
		6,188,172

Auto Parts & Equipment - 4.4%
Nemak, S.A.B. de C.V. (a)(b)	12,856,484	2,719,594

Beverages - 10.9%
Arca Continental, S.A.B. de C.V.	273,920	2,653,022
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	435,925	4,112,292
		6,765,314

Building Materials - 11.1%
Cemex, S.A.B. de C.V.	2,261,861	2,298,568
Grupo Cementos de Chihuahua, S.A.B. de C.V.	477,936	4,589,379
		6,887,947

Communication Services - 6.4%
America Movil, S.A.B. de C.V.	3,497,755	3,989,419

Construction and Infrastructure - 1.9%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	94,013	1,217,562

Consumer Finance - 3.6%
Gentera, S.A.B. de C.V.	948,300	2,256,095

Financial Groups - 6.5%
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	433,554	4,080,357

Food - 7.1%
Alfa, S.A.B. de C.V. - Series A	2,533,811	1,910,741
Grupo Bimbo, S.A.B. de C.V. - Series A	735,118	2,540,279
		4,451,020

GICS~Chemicals - 4.0%
Alpek, S.A.B. de C.V. (a)	2,278,433	1,152,799
Orbia Advance Corp., S.A.B. de C.V.	1,463,700	1,330,672
		2,483,471

Hotels, Restaurants, and Recreation - 0.4%
Grupe, S.A.B. de C.V. (a)(c)	200,291	247,958

Mining - 5.6%
Grupo Mexico, S.A.B. de C.V. - Series B	405,674	3,507,245

Railroads - 2.8%
Grupo Traxion S.A.B. de C.V. (a)(b)	2,366,134	1,743,541

Real Estate Services - 3.5%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	713,224	2,165,182

Retail - 12.6%
BBB Foods, Inc. - Series A (a)	42,400	1,152,515
El Puerto de Liverpool, S.A.B. de C.V. - Series C1	305,674	1,490,158
Grupo Comercial Chedraui, S.A. de C.V.	125,596	910,678
Wal-Mart de Mexico, S.A.B. de C.V.	1,294,980	4,281,168
		7,834,519
TOTAL COMMON STOCKS (Cost $48,981,785)		57,819,083

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.1%	Shares	Value
REITS - 4.1%
Prologis Property Mexico, S.A. de C.V.	640,033	2,555,860
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,211,752)		2,555,860

CAPITAL DEVELOPMENT CERTIFICATES - 1.5%	Shares	Value
Atlas Discovery Trust II (a)(c)	300,000	923,786
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,147)		923,786

EXCHANGE TRADED FUNDS - 1.4%	Shares	Value
iShares USD Treasury Bond 0-1yr UCITS ETF (a)	1,800	863,990
TOTAL EXCHANGE TRADED FUNDS (Cost $741,060)		863,990

MEXICAN MUTUAL FUNDS - 0.4%	Shares	Value
GBM Fondo de Corto Plazo SAB de CV SIID - Series BX (a)	3,572,176	227,745
TOTAL MEXICAN MUTUAL FUNDS (Cost $229,207)		227,745

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.90% (d)	133,607	133,607
TOTAL MONEY MARKET FUNDS (Cost $133,607)		133,607

TOTAL INVESTMENTS - 100.4% (Cost $52,299,558)		62,524,071
Liabilities in Excess of Other Assets - (0.4)%		(219,585)
TOTAL NET ASSETS - 100.0%		$62,304,486

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $4,463,135 or 7.2% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,171,744 or 1.9% of net assets as of October 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$57,571,125	$–	$247,958	$57,819,083
Real Estate Investment Trusts - Common	2,555,860	–	–	2,555,860
Capital Development Certificates	–	–	923,786	923,786
Exchange Traded Funds	863,990	–	–	863,990
Mexican Mutual Funds	227,745	–	–	227,745
Money Market Funds	133,607	–	–	133,607
Total Investments	$61,352,327	$–	$1,171,744	$62,524,071

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

____________________
The accompanying notes are an integral part of these financial statements.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2025	308,356	$897,015
Acquisitions	-	-
Dispositions	(464)	-
Corporate Action	-	-
Realized gain	27	-
Change in unrealized appreciation/(depreciation)	(59,961)	26,771
Balance as of October 31, 2025	$247,958	$923,786

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at October 31, 2025	$(59,961)	$26,771

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2025:

	Fair Value October 31, 2025	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$247,958	Lower of Market Comparables or bid/ask	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	30%

Capital Development Certificates	$923,786	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	15%

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.